Basis of Presentation and General Information (Details)	6 Months Ended
Jun. 30, 2024
Basis of Presentation and General Information [Abstract]
Ownership interest in subsidiaries	100.00%
California 19 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2019-05
Country of incorporation	1T
Vessel	M/T Eco Yosemite Park
Delivery date	2020-03
Ownership percentage	50.00%
California 20 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2019-05
Country of incorporation	1T
Vessel	M/T Eco Joshua Park
Delivery date	2020-03
Ownership percentage	50.00%
Top Tanker Management Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2004-05
Country of incorporation	1T
Activity	Management company
Rubico Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2022-08
Country of incorporation	1T
Activity	Holding company (dormant)
Top Mega Yachts Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2024-03
Country of incorporation	1T
Activity	Holding company (dormant)
PCH Dreaming Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-01
Country of incorporation	1T
Vessel	M/T Eco Marina Del Ray
Delivery date	2019-03
South California Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-01
Country of incorporation	1T
Vessel	M/T Eco Bel Air
Delivery date	2019-04
Malibu Warrior Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2018-01
Country of incorporation	1T
Vessel	M/T Eco Beverly Hills
Delivery date	2019-05
Roman Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-02
Country of incorporation	1T
Vessel	M/T Eco West Coast
Delivery date	2021-03
Athenean Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-02
Country of incorporation	1T
Vessel	M/T Eco Malibu
Delivery date	2021-05
Eco Oceano Ca Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-12
Country of incorporation	1T
Vessel	M/T Eco Oceano Ca
Delivery date	2022-03
Julius Caesar Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-05
Country of incorporation	1T
Vessel	M/T Julius Caesar
Delivery date	2022-01
Legio X Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation	2020-12
Country of incorporation	1T
Vessel	M/T Legio X Equestris
Delivery date	2022-03